REVERSE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
REVERSE MERGER

NOTE 4 – REVERSE MERGER

On March 30, 2023, Myson, Inc, a public company, and Megamile Capital, Inc. d/b/a Mag Mile Capital f/k/a CSF Capital LLC (“Mag Mile Capital”), a private company, completed a reverse merger transaction. Under the terms of the agreement, Mag Mile Capital shareholders received 87,424,424 shares of Myson, Inc’s common stock, resulting in the Mag Mile Capital shareholders owning a majority of the outstanding shares of Myson, Inc.

For accounting purposes, Mag Mile Capital is considered the acquirer, and the transaction is considered a capital transaction in substance (i.e., the issuance of stock by Mag Mile Capital for the net monetary assets of Myson, Inc. Therefore, the assets and liabilities of Mag Mile Capital are carried forward at their historical cost, and the assets and liabilities of Myson, Inc. are adjusted to fair value.

The equity structure (i.e., the number and type of equity interests issued) in the consolidated financial statements reflects the equity structure of Myson, Inc., the legal parent, including the equity interests the legal parent issued to effect the merger. Accordingly, the equity structure of Mag Mile Capital, the accounting acquirer, is restated using the exchange ratio established in the merger to reflect the number of shares (or other equity interests) issued by the legal parent to effect the merger.

The operations of Myson, Inc. are included in the consolidated statement of operations from the date of the merger. The comparative periods in the financial statements are those of the Mag Mile Capital before the merger.

NOTE 4 – REVERSE MERGER

On March 30, 2023, Myson, Inc, a public company, and Megamile Capital, Inc. d/b/a Mag Mile Capital f/k/a CSF Capital LLC (“Mag Mile Capital”), a private company, completed a reverse merger transaction. Under the terms of the agreement, Mag Mile Capital shareholders received 87,424,424 shares of Myson, Inc’s common stock, resulting in the Mag Mile Capital shareholders owning a majority of the outstanding shares of Myson, Inc.

For accounting purposes, Mag Mile Capital is considered the acquirer, and the transaction is considered a capital transaction in substance (i.e., the issuance of stock by Mag Mile Capital for the net monetary assets of Myson, Inc. Therefore, the assets and liabilities of Mag Mile Capital are carried forward at their historical cost, and the assets and liabilities of Myson, Inc. are adjusted to fair value.

The equity structure (i.e., the number and type of equity interests issued) in the consolidated financial statements reflects the equity structure of Myson, Inc., the legal parent, including the equity interests the legal parent issued to effect the merger. Accordingly, the equity structure of Mag Mile Capital, the accounting acquirer, is restated using the exchange ratio established in the merger to reflect the number of shares (or other equity interests) issued by the legal parent to effect the merger.

The operations of Myson, Inc. are included in the consolidated statement of operations from the date of the merger. The comparative periods in the financial statements are those of the Mag Mile Capital before the merger.